Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund		$ 484
Investments held in trust account- U.S. Treasury Securities	$ 349,927,313	345,105,197
Total Investments held in Trust Account	349,927,313	345,105,681
Warrant liabilities – Public warrants	1,725,000	4,916,250
Warrant liabilities – Private warrants	1,253,333	3,572,000
Convertible Note – April 1, 2022	338,200
Convertible Note – June 6, 2022	338,200
Convertible Note – December 14, 2022	152,200
Total Warrant liabilities	3,806,933	8,488,250
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund		484
Investments held in trust account- U.S. Treasury Securities	349,927,313	345,105,197
Total Investments held in Trust Account	349,927,313	345,105,681
Warrant liabilities – Public warrants		4,916,250
Warrant liabilities – Private warrants
Convertible Note – April 1, 2022
Convertible Note – June 6, 2022
Convertible Note – December 14, 2022
Total Warrant liabilities		4,916,250
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund
Investments held in trust account- U.S. Treasury Securities		0
Total Investments held in Trust Account		0
Warrant liabilities – Public warrants	1,725,000
Warrant liabilities – Private warrants
Convertible Note – April 1, 2022
Convertible Note – June 6, 2022
Convertible Note – December 14, 2022
Total Warrant liabilities	1,725,000	0
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund
Investments held in trust account- U.S. Treasury Securities
Total Investments held in Trust Account
Warrant liabilities – Public warrants
Warrant liabilities – Private warrants	1,253,333	3,572,000
Convertible Note – April 1, 2022	338,200
Convertible Note – June 6, 2022	338,200
Convertible Note – December 14, 2022	152,200
Total Warrant liabilities	$ 2,081,933	$ 3,572,000